Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the years presented, the Company used the following exchange rates:

	Year-end exchange rate as at:			Average for the year ended:
	December 31,			December 31,
	2025	2024	2023	2025	2024	2023
Canadian dollar	$1.37	$1.44	$1.32	$1.40	$1.37	$1.35
Euro	$0.85	$0.96	$0.90	$0.89	$0.92	$0.92
RMB	$6.99	$7.30	$7.10	$7.19	$7.20	$7.08

Schedule of Property Plant and Equipment Components
Property, plant and equipment are stated at cost. Depreciation is provided for as follows:

Assets	Basis	Rate
Computer equipment & software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Shorter of lease term or estimated useful life